Putnam Short Duration Bond Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Short Duration Bond Fund		Class A	Class B	Class C	Class M	Class R	Class R6	Class T		Class Y
Management fees	[1]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%		0.37%
Distribution and service (12b-1) fees		0.25%	0.45%	1.00%	0.30%	0.50%		0.25%
Other expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	[2]	0.01%
Total annual fund operating expenses		0.63%	0.83%	1.38%	0.68%	0.88%	0.38%	0.63%		0.38%
[1]	Restated to reflect current fees.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Short Duration Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	288	422	568	994
Class B	185	265	460	968
Class C	240	437	755	1,657
Class M	144	291	451	915
Class R	90	281	488	1,084
Class R6	39	122	213	480
Class T	64	202	351	786
Class Y	39	122	213	480

Expense Example, No Redemption - Putnam Short Duration Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	85	265	460	968
Class C	140	437	755	1,657